DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
DEPOSITS
Schedule of scheduled maturities of time deposits for the next five years
2015	$119,427,009
2016	31,626,467
2017	12,348,228
2018	11,934,075
2019	7,292,559